Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Employee Share Options

Information on employee share options granted from July 2010 to 2016 is as follows:

	For the Year Ended December 31
	2017		2018		2019
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,958,461	$1.42	6,887,523	$1.41	6,822,523	$1.41
Options forfeited	(70,938)	1.95	(5,000)	2.13	(32,167)	2.26
Options exercised	—	—	(60,000)	0.80	(120,000)	0.20
Balance at December 31	6,887,523	1.41	6,822,523	1.41	6,670,356	1.43
Options exercisable, end of period	5,825,816	1.30	6,595,294	1.38	6,670,356	1.43
Weighted-average fair value of options granted	$—		$—		$—

Information on employee share options granted in September 2017 is as follows:

	For the Year Ended December 31
	2018		2019
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	755,833	$1.28	698,167	$1.28
Options forfeited	(57,666)	1.28	(197,000)	1.28
Balance at December 31	698,167	1.28	501,167	1.28
Options exercisable, end of period	—	—	501,167	1.28
Weighted-average fair value of options granted	$—		$—

Summary of Outstanding Options

Information on outstanding options as of December 31, 2019 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014		July 2015		July 2017		September 2018
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	0.5	$0.20-$0.80	1.5	$0.80	2.5	$0.80-$1.36	3.5	$1.36	4.5	$1.36-$1.88	5.5	$2.26	6.5	$1.28	7.7

Summary of Options Granted Priced Using Binomial Option Pricing Model

Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016 and September 2017 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%
Expected life (years)	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.1027%

Summary of Long Term Incentive Plan

The Company’s 2017 LTIP is described as follows:

	For the Year Ended December 31
	2018	2019
Balance at January 1	1,462,000	1,479,334
Awards granted	104,000	—
Awards forfeited	(86,666)	(319,333)
Balance at December 31	1,479,334	1,160,001
Balance exercisable, end of period	400,667	815,000

The Company’s 2018 LTIP is described as follows:

	For the Year Ended December 31
	2018	2019
Balance at January 1	—	241,142
Awards granted	241,142	—
Awards forfeited	—	(73,053)
Balance at December 31	241,142	168,089
Balance exercisable, end of period	—	56,030

The Company’s 2019 LTIP is described as follows:

For the Year Ended December 31, 2019
Balance at January 1	—
Awards granted	491,020
Balance at December 31	491,020
Balance exercisable, end of period	—